Recast of equity	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Recast of equity

NOTE 17. RECAST OF EQUITY

As described in Note 16, on January 3, 2019, Salarius, Flex Pharma. and a wholly owned subsidiary of Flex Pharma, entered into the Merger Agreement. The merger was completed on July 19, 2019. The merger was accounted for as a reverse acquisition with Salarius being deemed the acquiring company for accounting purposes. All membership unit and per unit amounts have been retroactively recast to reflect the impact of the reverse acquisition.